VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                       515 South Flower Street, 25th Floor
                          Los Angeles, California 90071
                            Telephone (213) 683-6000
                            Facsimile (213) 627-0705
                              Internet www.phjw.com


February 4, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      CNI Charter Funds - File Nos. 333-16093 and 811-7923
         Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify that the forms of prospectus which would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act with respect to the following classes and series of the Registrant do not differ from those versions contained in Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on January 28, 2008:

1) Institutional Class of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund;

2) Institutional Class of the Large Cap Growth Fund, Large Cap Value Fund, RCB Small Cap Value Fund, Multi-Asset Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund and High Yield Bond Fund (the "Equity & Bond Funds");

3) Class N of the Equity & Bond Funds; and

4) Class R of the RCB Small Cap Value Fund.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or Laurie Dee at (213) 683-6163.



                                                   Very truly yours,



                                                   /s/ Michael Glazer
                                                   of PAUL, HASTINGS, JANOFSKY &
                                                   WALKER LLP